Accounts payable, accrued expenses and other liabilities	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Deferred revenue	$538,532	$510,715
Accounts payable and accrued expenses	730,744	850,215
Accrued interest	353,936	352,374
Operating lease liabilities	165,385	173,595
Derivative liabilities (Note 13)	1,325	71,197
	$1,789,922	$1,958,096